Schedule of noncontrolling interests consolidated financial information (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Non-current assets		$ 33,375		₨ 2,992,332		₨ 3,131,642
Current assets		109,973		10,215,806		10,318,676
Non-current liabilities		5,044		415,381		473,281
Current liabilities		50,225		4,887,923		4,712,582
Current liabilities		88,079		7,904,834	₨ 7,760,272	8,264,455	₨ 719,319
Non-controlling interests		29,980		2,501,141		2,813,032
Equity attributable to equity holders of the parent		58,099		5,403,693		5,451,423
Revenue		107,364	₨ 10,074,030	7,954,522	4,189,897
Other income		496	46,558	108,957	102,362
Expenses		(25,067)	(2,352,055)	(1,779,465)	(1,579,352)
Finance income		2,204	206,761	207,824	170,714
Finance cost		(1,361)	(127,692)	(106,877)	(286,998)
Listing and related expenses					(54,238)
Tax expense		(211)	(19,768)	12,849	(37,174)
Profit/(Loss) for the year		(705)	(66,018)	23,501	(366,505)
Other comprehensive income for the year, net of tax		(2,585)	(242,728)	199,353	(21,033)
Total comprehensive income / (loss) for the year, net of tax		(3,290)	(308,746)	222,854	(387,538)
Non-controlling interests		1,778	166,971	130,426	(15,562)
Equity holders of the parent		(2,483)	(232,990)	(106,925)	(350,943)
Non-controlling interests		1,765	165,594	129,344	(17,678)
Equity holders of the parent		(5,054)	(474,343)	93,510	(369,860)
Net cash generated from operating activities		7,050	661,456	(291,088)	(1,433,362)
Net cash used in investing activities		(5,237)	(491,340)	49,029	(2,295,504)
Net cash generated from financing activities		673	63,089	(1,026,163)	5,132,969
Net increase in cash and cash equivalents		2,486	(233,205)	(1,268,222)	1,347,187
Cash consideration received from non-controlling shareholders		4,850	455,114		7,688,897
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		33,226		2,982,968		3,117,610
Current assets		107,717		10,086,815		10,107,027
Non-current liabilities		5,044		415,344		473,281
Current liabilities		48,056		4,979,925		4,509,083
Current liabilities		87,843		7,674,514		8,242,273
Non-controlling interests		29,980		2,501,141		2,813,032
Equity attributable to equity holders of the parent		57,863		5,173,373		₨ 5,429,241
Revenue		107,270	10,065,098	7,950,976	4,186,676
Other income		551	51,672	113,653	102,294
Expenses		(103,495)	(9,710,950)	(7,779,148)	(4,195,487)
Finance income		2,201	206,483	203,964	157,132
Finance cost		(1,338)	(125,510)	(101,256)	(245,957)
Listing and related expenses					(54,238)
Tax expense		(195)	(18,290)	14,472	(32,514)
Profit/(Loss) for the year		4,994	468,503	402,661	(82,094)
Other comprehensive income for the year, net of tax		(39)	(3,688)	(3,058)	(5,958)
Total comprehensive income / (loss) for the year, net of tax		4,955	464,815	399,603	(88,052)
Non-controlling interests		1,780	166,971	130,426	(29,175)
Equity holders of the parent		3,214	301,532	272,236	(52,919)
Non-controlling interests		1,765	165,594	129,344	(31,293)
Equity holders of the parent		3,190	299,221	270,259	(56,759)
Net cash generated from operating activities		8,107	760,655	(886,480)	(1,424,478)
Net cash used in investing activities		(4,784)	(448,850)	936,981	(2,337,311)
Net cash generated from financing activities		(5,801)	(544,340)	(1,022,045)	4,663,085
Net increase in cash and cash equivalents		$ (2,478)	(232,535)	₨ (971,544)	₨ 901,296
Cash consideration received from non-controlling shareholders	[1]		455,026
Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary			146,209
Difference recognized in Non-controlling interest reserve within equity			308,817
Less: Transaction costs attributed to NCI
Amount recognized as NCI			₨ 146,209

[1]	disclosed as “Change in non-controlling interest” under financing activities in Consolidated Statement of Cash flow